Average Annual Total Returns{- Investor Freedom® 2005 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-12 - Investor Freedom® 2005 Portfolio	VIP Investor Freedom 2005 Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Investor Freedom 2005 Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Investor Freedom 2005 Portfolio-Investor VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXWFR Past 1 year	IXWFR Past 5 years	IXWFR Past 10 years
Total	4.09%	7.22%	6.39%	(1.54%)	3.57%	2.90%	3.86%	6.57%	5.98%